Note 7 - Balance Sheet Disclosures	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of balance sheet explanatory [text block]
7.	Balance sheet disclosures

7.1	Intangible assets

	Website	Software	Total
	kEUR	kEUR	kEUR

Historical cost
Balance as of Jan. 1, 2022	45	222	267
Additions	-	35	35
Balance as of Dec. 31, 2022	45	257	302
Accumulated amortization
Balance as of Jan. 1, 2022	(38)	(23)	(61)
Impairment	(1)	(169)	(170)
Amortization	(6)	(62)	(68)
Balance as of Dec. 31, 2022	(45)	(254)	(299)
Carrying amount as of Jan. 1, 2022	7	199	206
Carrying amount as of Dec. 31, 2022	-	3	3

	Website	Software	Total
	kEUR	kEUR	kEUR

Historical cost
Balance as of Jan. 1, 2021	43	-	43
Additions	2	222	224
Balance as of Dec. 31, 2021	45	222	267
Accumulated amortization
Balance as of Jan. 1, 2021	(27)	-	(27)
Amortization	(11)	(23)	(34)
Balance as of Dec. 31, 2021	(38)	(23)	(61)
Carrying amount as of Jan. 1, 2021	16	-	16
Carrying amount as of Dec. 31, 2021	7	199	206

The amortization expenses for the acquired intangible assets amounting to kEUR 68 (2021: kEUR 34) are included in development (kEUR 44, 2021: kEUR 22), selling and distribution costs (kEUR 6, 2021: kEUR 4) and general and administrative expenses (kEUR 18, 2021: kEUR 8).

The impairment is the result of the impairment test performed based on a triggering event. For further details see note 4.12.3 Impairment test of assets.

7.2	Property, plant and equipment

	Equipment / Hardware	Construction in progress	Total
	kEUR	kEUR	kEUR
Acquisition or manufacturing costs
Balance as of Jan. 1, 2022	1,048	705	1,753
Additions	667	38,064	38,731
Acquisition or manufacturing costs Dec. 31, 2022	1,715	38,769	40,484
Accumulated depreciation and impairment
Balance as of Jan. 1, 2022	(269)	-	(269)
Impairment	(791)	(38,473)	(39,264)
Depreciation	(284)	-	(284)
Balance as of Dec. 31, 2022	(1,344)	(38,473)	(39,817)
Carrying amount Jan. 1, 2022	779	705	1,484
Carrying amount Dec. 31, 2022	371	296	667

	Equipment / Hardware	Construction in progress	Total
	kEUR	kEUR	kEUR
Acquisition or manufacturing costs
Balance as of Jan. 1, 2021	281	1,965	2,246
Additions	546	926	1,472
Reclassifications	221	(221)	-
Impairment	-	(1,965)	(1,965)
Balance as of Dec. 31, 2021	1,048	705	1,753
Accumulated depreciation
Balance as of Jan. 1, 2021	(144)	-	(144)
Depreciation	(125)	-	(125)
Accumulated depreciation Dec. 31, 2021	(269)	-	(269)
Carrying amount Jan. 1, 2021	137	1,965	2,102
Carrying amount Dec. 31, 2021	779	705	1,484

The additions mainly relate to capitalization of prepayments made for assets under construction including advance payments (acquisition cost kEUR 16,348) made to the contract manufacturer (Valmet) for production tools to be used for the future production of Sions. The increase is associated with the preparations for serial production.

The impairment is the result of the impairment test performed based on a triggering event. For further details see note 4.12.3 Impairment test of assets and note 6.2 Cost of development expenses. In 2021, impairment was recognized on specific assets. See note 6.4 General and administrative expenses.

On February 24, 2023, the decision was taken to restructure the Group and terminate the Sion program. For the effect of this event on future financial periods, see the note 9.7.1 Termination of the Sion passenger car program.

7.3	Right-of-use assets

Sono Motors leases buildings and warehouses at its headquarters in Munich and three electrical cars including batteries. At the end of the reporting period, the remaining lease terms for the buildings were 4 to 8 years and for the cars 2 to 3 years.

The below table presents details on the lease agreements of Sono Motors:

	Buildings	Cars and equipment	Total
	kEUR	kEUR	kEUR
Right-of-use assets on January 1, 2022	2,997	21	3,018
Additions to right-of-use assets	-	8	8
Lease modifications	(26)	-	(26)
Impairment	(1,742)	(6)	(1,748)
Depreciation of right-of-use assets	(451)	(11)	(462)
Right-of-use assets on December 31, 2022	778	12	790

Interest expense on lease liabilities	83	3	86
Expense relating to short-term leases	125	4	129
Total cash outflow for leases	502	13	515

	Buildings	Cars and equipment	Total
	kEUR	kEUR	kEUR
Right-of-use assets on January 1, 2021	1,906	31	1,937
Additions to right-of-use assets	1,496	-	1,496
Depreciation of right-of-use assets	(405)	(10)	(415)
Right-of-use assets on December 31, 2021	2,997	21	3,018

Interest expense on lease liabilities	52	4	56
Expense relating to short-term leases	-	-	-
Total cash outflow for leases	423	12	435

	Buildings	Cars and equipment	Total
	kEUR	kEUR	kEUR
Right-of-use assets on January 1, 2020	2,211	24	2,235
Additions to right-of-use assets	-	15	15
Depreciation of right-of-use assets	(305)	(8)	(313)
Right-of-use assets on December 31, 2020	1,906	31	1,937

Interest expense on lease liabilities	35	4	39
Expense relating to short-term leases	-	-	-
Total cash outflow for leases	311	12	323

At the end of the reporting period, Sono Group has lease commitments for short-term leases of kEUR 150 (2021: kEUR 4). At the end of both the reporting period and the prior fiscal year, there were no obligations from sale and leaseback transactions or leasing of low-value assets. In the reporting period, expenses relating to variable lease payments not included in the measurement of lease liabilities amounted to kEUR 27.

The impairment is the result of the impairment test performed based on a triggering event. For further details see note 4.12.3 Impairment test of assets and note 6.2 Cost of development expenses.

The Group has entered several leasing agreements for buildings that offer an extension option. As of the balance sheet date, in all of these cases, the Group was reasonably certain to exercise the extension option. Therefore, the extension options were included in determining the carrying amounts of the lease liabilities and right-of-use assets for these buildings.

On May 15, 2023, Sono Group filed for self-administered insolvency, see note 9.7.2 Filing for insolvency, and has the option to cancel its leases. As part of the pivot to Solar activities only, the majority of leases were canceled during 2023 and therefore the assets and liabilities will be derecognized.

7.4	Other noncurrent financial assets

Other noncurrent financial assets as of December 31, 2022 (kEUR 158; 2021: kEUR 91) consist largely of security deposits. For details on expected credit losses, please refer to note 8.1.2 Credit risk.

7.5	Other current financial assets

The below table displays information on financial instruments included in other current financial assets:

	Dec. 31, 2022	Dec. 31, 2021
	kEUR	kEUR

PayPal reserve	395	6,000
Receivables from crowdfunding and deposits	162	169
Debtors creditors	463	26
Current trade receivables	24	20
Current receivables (affiliated companies)	-	11
Other	90	7
Total	1,134	6,233

The PayPal reserve in 2021 relates to the reclassification of the specific reserve imposed by PayPal in connection with the crowdfunding campaign from cash to other current financial assets. In the first quarter 2022, the reserve was released in the amount of kEUR 5,900 and transferred to the current bank account of Sono Group. In the second quarter 2022 the company received additional payments to the PayPal account which led to the increase of the PayPal reserve to kEUR 395. As of the balance sheet date, Sono Group expected a repayment of this amount within 12 months. Therefore, the PayPal reserve is classified as current.

7.6	Other current non-financial assets

The below table displays details included in other current non-financial assets:

	Dec. 31, 2022	Dec. 31, 2021
	kEUR	kEUR

Prepayments to contract manufacturer for development services	4,019	-
Prepayments to contract manufacturer for property, plant and equipment	9,241	-
Prepayments for other development services	-	494
Prepaid expenses	4,071	669
VAT and other taxes	6,739	2,069
Other	145	4
Total	24,215	3,236

The prepayments were mainly for property, plant and equipment (kEUR 9,241) and parts  and engineering services (kEUR 4,019) for the construction of the Sion prototypes and to the contract manufacturer. Prepaid expenses largely consist of insurance and software subscriptions. The increase is associated with the general intensification of the development activities in 2022 and preparation to the series production.

Of the VAT and other taxes, kEUR 3,098 (2021: kEUR -) relates to VAT paid on EU-invoices which is reclaimable under EU law. A respective claim for reimbursement was submitted in 2023.

7.7	Cash and cash equivalents

Cash and cash equivalents include the following amounts:

	Dec. 31, 2022	Dec. 31, 2021
	kEUR	kEUR

Bank balances	29,352	132,947
Deposits	1,006	-
Allowance for expected credit losses	(1)	(8)
Total	30,357	132,939

Deposits are balances held with the service provider that processes advance payments received from customers which were mainly received during the crowd-funding campaign in December 2022.

For details on expected credit losses, please refer to note 8.1.2 Credit risk.

7.8	Equity

Total equity of Sono Group comprises subscribed capital, capital reserves, other reserves and accumulated deficit. The subscribed capital amounts to kEUR 9,957 (2021: kEUR 8,735) and represents 93,946,073 (2021: 73,577,641) fully paid-in member shares with a par value of EUR 0.06 (ordinary shares, 2021: EUR 0.06) and EUR 1.50 (high voting shares, 2021: EUR 1.50). Capital reserves include any amounts paid in by the owners that exceed the member shares’ par value. Other reserves include mainly effects from equity-settled stock-options. Accumulated deficit consists of losses from prior periods.

In the reporting year, the following events with regard to equity took place:

Sono N.V. successfully completed a follow-on offering on May 3, 2022. The Company offered 10,000,000 ordinary shares with a par value of EUR 0.06 at a price of USD 4.00 each. After considering the partial exercise of the over-allotment option (exercised on May 11, 2022), 10,930,000 shares have been sold for aggregate consideration of kUSD 41,534 (kEUR 39,346) after underwriting discounts and commissions. In accordance with IAS 32, transaction costs of the follow-on offering were recognized directly in equity in an amount of kEUR 842 as a deduction to capital reserves.

On June 13, 2022, the Ordinary Share Purchase Agreement between the Company and Berenberg was signed. This committed equity facility provides Sono Group with the right, without obligation, to sell and issue up to kUSD 150,000 of its ordinary shares (at a discount to the volume-weighted average price on the date a purchase notice is deemed delivered from the Group to Berenberg) over a period of 24 months to Berenberg at the sole discretion of Sono Group, subject to certain limitations and conditions set out in the respective agreement (including the filing and securing effectiveness of the registration statement) with one of the key limitations being the trading volume of Sono N.V.’s stock. In particular, the terms of the agreement limit the number of shares that Sono may decide to sell to Berenberg on any given day to 20% of the trading volume on such day. During 2022 the Company sold to the Investor the total of 8,748,433 ordinary shares for the total gross proceeds of kUSD 17,460 (kEUR 17,254). In accordance with IAS 32, transaction costs were recognized directly in equity in an amount of kEUR 771 as a deduction to capital reserves.

On December 7, 2022, the Company entered into a Securities Purchase Agreement with Yorkville under which the Company agreed to sell and issue to Yorkville convertible debentures in a gross aggregate principal amount of up to kUSD 31,100 (kEUR 29,485). The convertible debentures are convertible into ordinary shares of the Company. The issuance of the convertible debentures and their conversion are subject to certain conditions and limitations set forth in the Securities Purchase Agreement and the individual convertible debentures agreements. For details of these agreements and the resulting financial instruments, see note 7.10.1. Financial liabilities overview. During 2022, the Company converted a portion of the loan, including accrued interest, into equity by issuing 275,968 ordinary shares for a notional amount of kUSD 250 (kEUR 234), and a carrying amount of kEUR 286.

Also on December 7, 2022, the Company entered into the ATM Sales Agreement with B. Riley Securities, Inc., Berenberg Capital Markets LLC and Cantor Fitzgerald & Co. (“agents”). The ATM Sales Agreement provides Sono Motors with the right to sell ordinary shares to the agents at the sole discretion of Sono Motors, subject to certain limitations and conditions. To register potential future sales under the ATM Sales Agreement, the Company filed a shelf registration statement on Form F-3 registering up to kUSD 135,000 of shares that may be sold under ATM Sales Agreement. The issuance and sale, if any, of these shares is subject to the effectiveness of the registration statement. The ATM Sales Agreement has not been used to date.

Regarding changes in equity due to share-based compensation see note 9.3 Remuneration based on shares (share-based payment).

In the previous year, the following events with regard to equity took place:

During the first half of fiscal year 2021, an amount of 68,136 new ordinary shares were issued to two new investors.

At the general meeting on November 8, 2021, the shareholders of Sono Group agreed to a resolution to issue bonus shares according to which all shareholders of Sono Group received an additional amount of 0.71 ordinary shares with a par value of EUR 0.06 for each share they held at the time, regardless of their voting rights, financed by deducting the nominal amount from capital reserves (in total: 25,468,644 ordinary shares). The stock options from the "Conversion Stock Option Program 2020" were increased in the same proportion. In line with this resolution, the issue of bonus shares was implemented immediately prior to the execution of the Underwriting Agreement related to the IPO between Sono Group and Berenberg Capital Markets LLC and Craig-Hallum Capital Group LLC as underwriters.

Moreover, the shareholders agreed to extend the authorization of Sono Motors’ Management Board to issue shares in the Company's capital (irrespective of the class concerned) and/or to grant rights to subscribe for those shares up to the authorized share capital as included in the Company's articles of association from time to time and to limit and/or exclude pre-emption rights in relation thereto for a period of another five years after the execution of the underwriting agreement. The authorized share capital increased to kEUR 25,200,000 (320,000,000 ordinary shares with a par value of EUR 0.06 and 4,000,000 high-voting shares with a par value of EUR 1.50). A portion of the authorized share capital is reserved to convert the Yorkville convertible debentures by issuing shares. The shareholders also agreed to extend the resolution for the Company to acquire fully paid-up shares (irrespective of the class concerned) and/or depository receipts for those shares for another 18 months after the execution of the underwriting agreement. The underwriting agreement was executed on November 16, 2021.

In the IPO on November 17, 2021, Sono Group offered 10,000,000 ordinary shares with a par value of EUR 0.06 at a price of USD 15.00 each. The underwriters had an additional greenshoe option to 1,500,000 ordinary shares with a par value of EUR 0.06 at a price of USD 13.95 each. All offered shares were sold and the underwriters exercised their greenshoe option. In total, Sono Group raised kUSD 160,425 (kEUR 142,334) through the IPO, after underwriting discounts and commissions. In accordance with IAS 32, further transaction costs of the IPO were recognized directly in equity as a deduction from capital reserves. The total amount of IPO-related transactions costs deducted from capital reserves is kEUR 2,825.

Upon the IPO, the mandatory convertible notes issued in 2020 (carrying amount: kEUR 9,661) were fully converted into equity. The investors of the mandatory convertible notes received a total of 737,664 ordinary shares with a par value of EUR 0.06 per share. For further details on the mandatory convertible notes, see note 7.10.1 Financial liabilities overview.

The conditional settlement payment to one of the owners of Sono N.V. was due upon completion of the IPO. The corresponding liability was debited to other reserves (please refer to note 7.10.1 Financial liabilities overview).

Regarding changes in equity due to share-based compensation see note 9.3 Remuneration based on shares (share-based payment).

7.9	Advance payments received from customers

Advance payments received from customers are VAT exclusive and include the following amounts:

	Dec. 31, 2022	Dec. 31, 2021
	kEUR	kEUR

Current - advance payments received from customers	354	-
Non-current - advance payments received from customers	49,288	44,756
	49,642	44,756

Depending on the general terms and conditions, in some cases, a cancellation by the customer was possible in less than twelve months. Customers could provide their advance payments in several installments, the latest of which determines the applicable cancellation policy. As of December 31, 2022, for customers who made their latest installment on or before November 25, 2020, cancellation was possible at any time. For customers who made their latest installment later than November 25, 2020, but before November 3, 2021, cancellation was possible on August 1, 2023, or later. For customers who made their latest installment on or after November 3, 2021, cancellation was possible on January 1, 2024, or later. Deviating from these conditions, in November 2020, Sono Group approached all German-speaking customers that had made their latest installment during the crowdfunding campaign from December 1, 2019, until and including January 20, 2020, and asked them to accept a change in the terms and conditions to waive their cancellation right until December 31, 2022. In effect, those customers who accepted the change may cancel their advance payment on January 1, 2023, or later. For customers who increased their reservation during the recent crowdfunding campaign, between December 8 and December 31, 2022, the then accepted terms and conditions were designed to supersede the original terms and conditions from the original reservation. For those customers, cancellation was deemed to be possible on January 1, 2025.

The current portion of the liability is and represents the cancellation requests received from customers who were eligible to cancel their reservations as of December 31, 2022, and therefore needs to be repaid immediately.

As of December 31, 2022, 17% of the total advanced payments were cancelable, 31% were cancelable from January 1, 2023, 9% were cancelable from July 1, 2023, 5% were cancelable from January 01, 2024 and 39% were cancelable from January 1, 2025. The percentages calculated are based on the nominal values of the advance payments excluding IFRS adjustments (interest effect).

As of December 31, 2021, 10% were cancelable, 18% were cancelable as of January 1, 2022, 58% were cancelable from January 1, 2023, 13% were cancelable from July 1, 2023, and 1% were cancelable from January 1, 2024. The percentages calculated are based on the nominal values of the advance payments excluding IFRS adjustments (interest effect).

The table below shows the changes in the advance payments received from customers:

	Balance as of Jan.1, 2022	Additions	Repayment	Net interest	Reclassification to current	Balance as of Dec. 31, 2022
	KEUR	kEUR	kEUR	kEUR	kEUR	kEUR

Advance payments received from customers	44,756	4,688	(1,448)	1,646	(354)	49,288
	44,756	4,688	(1,448)	1,646	(354)	49,288

	Balance as of	Additions	Repayment	Net interest	Balance as of
	Jan. 1, 2021				Dec. 31, 2021
	KEUR	kEUR	kEUR	kEUR	kEUR

Advance payments received from customers	38,972	5,198	(912)	1,498	44,756
	38,972	5,198	(912)	1,498	44,756

On February 24, 2023, the decision was taken to restructure and terminate the Sion program. For the effect of this event on future financial periods, please see the note 9.7. Subsequent events.

7.10	Financial liabilities

7.10.1	Financial liabilities overview

The below table shows the changes in loans and participation rights:

Nominal amounts	Loan 1	Loan 2	Subordinated loans (crowd-funding)	Mandatory convertible Notes	Convertible debentures**	Participation rights	Total
	kEUR	kEUR	kEUR	kEUR	kEUR	kEUR	kEUR
Jan. 1, 2021*	1,271	200	3,131	6,800	-	1,383	12,784
Addition	-	-	-	-	-	-	-
Accrued interest	50	-	174	-	-	52	276
Repayment	(36)	(200)	(805)	-	-	(1,435)	(2,475)
Conversion to equity	-	-	-	(6,800)	-	-	(6,800)
Dec. 31, 2021	1,285	-	2,500	-	-	-	3,785
Addition	-		-	-	29,485	-	29,485
Accrued interest	50		149	-	62	-	261
Repayment	(16)		(150)	-	-	-	(166)
Effect of currency translation	-	-	-	-	(327)		(327)
Conversion to equity	-		-	-	(234)	-	(234)
Dec. 31, 2022	1,319		2,499	-	28,986	-	32,804

*	including nominal interest accrued in previous periods if applicable
**	amounts are translated into kEUR, the original nominal amount was kUSD 31,100; amounts presented are the sum of the host contracts, embedded derivatives and deferred day-one losses

Carrying amounts	Loan 1	Loan 2	Subordinated loans (crowd-funding)	Mandatory convertible Notes	Convertible debentures*	Participation rights	Total
	kEUR	kEUR	kEUR	kEUR	kEUR	kEUR	kEUR

Jan. 1, 2021	1,271	200	3,062	6,859	-	1,374	12,766
Initial recognition	-	-	-	-	-	-	-
Subsequent measurement	14	-	58	2,802	-	62	2,936
Derecognition	-	(200)	(655)	-	-	(1,436)	(2,291)
Conversion to equity	-	-	-	(9,661)	-	-	(9,661)
Dec. 31, 2021	1,285	-	2,465	-	-	-	3,750
Initial recognition	-	-	-	-	28,354	-	28,354
Subsequent measurement	49	-	159	-	697	-	905
Derecognition	(16)	-	(149)	-	-	-	(165)
Effect of currency translation	-	-	-	-	(317)		(317)
Conversion to equity	-	-	-	-	(286)	-	(286)
Dec. 31, 2022	1,318	-	2,475	-	28,448	-	32,241

*	amounts presented are the sum of the host contracts, embedded derivatives and deferred day-one losses

Loan 1

Loan 1 consists of nine individual loans with an aggregate nominal value of kEUR 1,225, and interest rate of 4% p.a. and a maturity in December 2023. For six of these loans, in 2020 and 2021, Sono Group agreed with the lender to accrue interest without compounding instead of paying out interest each year. At the end of 2022, there were four loan holders that requested the interest payments.

Loan 2

Loan 2 included two loans with a nominal value of kEUR 185 and kEUR 100, respectively, and an annual interest rate of 4% p.a. each. These loans were repayable including interest at maturity in December 2020. The loan with the nominal amount of kEUR 185 had not been repaid as of December 31, 2020, but was paid back on January 5, 2021.

Subordinated loans (crowdfunding)

These loans consisted of several crowdfunding loans with interest rates of 6% p.a. and different terms, varying between less than one year and up to 4 years. The issuing period ended in December 2020. The last repayment is due November 2024.

Mandatory convertible notes

In December 2020, Sono Group issued mandatory convertible notes with a nominal value of kEUR 6,800. According to the contract, conversion was mandatory upon the occurrence of certain events, including, an IPO of Sono Group. Upon the successful IPO in November 2021, these notes (carrying amount: kEUR 9,661) were fully converted into equity (for details on the IPO, please refer to note 1 General information and note 7.8 Equity). The investors of the mandatory convertible notes received a total of 737,664 ordinary shares with a par value of EUR 0.06 per share. The par value of the shares (kEUR 44) was recognized in subscribed capital, while the remainder (kEUR 9,617) was recognized in capital reserves. Accordingly, the financial liability relating to the notes was derecognized.

Convertible debentures

On December 7, 2022, December 8, 2022, and December 20, 2022,  the Company issued convertible debentures to Yorkville in three tranches with an aggregate nominal amount of kUSD 31,100 (kEUR 29,485) and an interest rate of 4% p.a. (12% p.a. upon event of default or “triggering event”). The convertible debentures are convertible into ordinary shares of the Company. The number of ordinary shares issuable upon conversion is determined by dividing the conversion amount (portion of principal and/or accrued interest to be converted) by the conversion price. The conversion price is the lower of USD 1.75 and 96.5% of the minimum daily volume-weighted average price on the seven trading days before conversion but not lower than the Floor Price of USD 0.15.

Any conversion is subject to certain limitations and conditions, including that Yorkville shall not have the right to convert any portion of the debentures or receive ordinary shares that would result in it and its affiliates beneficially owing in excess of 4.99% of the number of ordinary shares outstanding immediately after conversion.

Further limitations are the trading volume, the conversion price of the shares, and the conversion amount. A minimum conversion amount of kUSD 2,500 should be converted per calendar month except in the event of default or if the daily VWAP is below USD 0.15 for the defined period (triggering event). The monthly amount of principal to be converted, may not exceed the higher of 20% of the monthly dollar trading volume of Sono Group’s ordinary shares or kUSD 5,000 of principal amount of the debentures except in the event of default or with respect to conversions utilizing the “fixed conversion price” of USD 1.75.

If not converted (either partially or in whole), the convertible debentures are repayable, including interest, at maturity in December 2023. In case the contractually defined “triggering event” occurs the outstanding principal balance at that time will be due in equal monthly installments over the remaining life of the debentures (including accrued interest (increased to 12% p.a.) and a 6% payment premium). The agreement is subject to several default event clauses, which could accelerate repayment.

The contractual rights, in particular the conversion rights, can lead to changed cash flows and represent embedded derivatives, so that the contracts each consist of a host contract and embedded derivatives as financial instruments. The embedded derivatives (measured at FVTPL) are separated from the host (measured at amortized cost) and accounted for separately, as the economic characteristics and risks are not closely related to the host. The conversion rights of the convertible debentures are not an equity instrument but a liability, as the conversion features of the loan lead to a conversion into a variable number of shares. The conversion features and any other options provided for in the contracts of the convertible debentures that have to be bifurcated are treated as a combined embedded derivative as they share the same risk exposure and are interdependent. As the fair value of the convertible debentures (total fair values of the host contract and embedded derivatives) differed from the transaction price at initial recognition, this difference was deferred (day-one loss). The carrying amount of the host contracts and embedded derivatives are presented in the same financial statement line item net of the deferred day-one losses. The deferred day-one losses were amortized pro rata on a straight-line basis until end of May 2023 as expected date for the last conversion.

On December 21, 2022, the Company converted a portion of the nominal and accrued interest amount, kUSD 250 (kEUR 234) into equity by issuing 275,968 ordinary shares. The converted portion was deducted pro rata from the carrying amount of the host contract and the embedded derivatives (in total kEUR 286).

Participation rights

Between October 2018 and November 2019, Sono Motors issued participation rights with a total face value of kEUR 1,383 that bore a fixed interest rate of 3.5% p.a., plus a one-time bonus payment at maturity of 0.52% p.a. of the face value for each 1,000 cars reserved by potential customers between October 18, 2018, and December 31, 2019. More than 2,000 reservations were made during that period; as of December 31, 2020, the carrying amount of the liability includes the one-time bonus payment. The participation rights including the bonus payment were repaid in full in 2021.

7.10.2	Noncurrent financial liabilities

The below table displays details on items included in other noncurrent financial liabilities:

	Dec. 31, 2022	Dec. 31, 2021
	kEUR	kEUR

Loans	2,459	3,718
Lease liabilities	2,190	2,635
Total	4,649	6,353

For further details regarding the conditions of the other noncurrent financial liabilities, we refer to note 7.10.1 Financial liabilities overview.

7.10.3	Current financial liabilities

The below table displays details on items included in current financial liabilities:

	Dec. 31, 2022	Dec. 31, 2021
	kEUR	kEUR

Loans	29,782	31
Lease liabilities	443	441
Total	30,225	472

For further details regarding the conditions of the other financial liabilities, we refer to note 7.10.1 Financial liabilities overview.

7.11	Other noncurrent non-financial liabilities

The other non-current non-financial liabilities as of December 31, 2022 (kEUR 469; December 31, 2021: kEUR -) relate to government grants for long-term projects. Sono Group N.V. has received a grant from the European Climate, Infrastructure and Environmental Executive Agency (CINEA) for the development of electric vehicles and smart charging infrastructure. The project will enable and facilitate the mass deployment of electric vehicles and the accompanying smart charging infrastructure. Sono Group N.V. has received pre financing, the purpose of which is to provide the beneficiary with a float. Due to grant conditions and duration of the project, the pre-financing is classified as non-current liability as the completion of the grant conditions or the potential repayment if the grant conditions are not met isn’t expected to occur within a year of December 31, 2022.

This project is affected by the termination of the Sion. For further details see 9.7.1 Termination of Sion passenger car program.

7.12	Trade and other payables

The below table displays details on items included in trade and other payables:

	Dec. 31, 2022	Dec. 31, 2021*
	kEUR	kEUR

Trade payables	5,842	6,866
Other payables	5,815	1,001
Contract liabilities	42	-
Total	11,699	7,867

* Certain amounts have been reclassified to conform to the 2022 presentation.

Contract liabilities represent advance payments received from solar customers, for which the performance obligation has not yet been satisfied. Sono Group N.V. expects to recognize revenue within next 12 months; therefore, it is classified as a current liability. Trade and other payables increased in line with purchases mainly in the area of development associated with the deployment of SVC3 prototype.

7.13	Current other liabilities

The below table displays details on items included in other current liabilities:

	Dec. 31, 2022	Dec. 31, 2021*
	kEUR	kEUR

Accruals and deferrals	1,108	1,271
Employee tax liabilities (wage and church tax)	518	444
Tax liabilities (taxes and interest)	49	109
Current employee benefit liabilities (incl. social security)	142	383
Miscellaneous other liabilities	6	-
Total	1,823	2,207

* Certain amounts have been reclassified to conform to the 2022 presentation.

7.14	Provisions

The table below presents information on the movements and carrying amounts of provisions over the course of the reporting period.

	Balance as of	Usage	Reversals	Additions	Balance as of
	Jan. 1, 2022				Dec. 31, 2022
	KEUR	kEUR	kEUR	kEUR	kEUR

Other provisions	65	(65)	-	118	118
Personnel provisions	-	-	-	341	341
Financial statements	2,137	(2,137)	-	2,017	2,017
Total	2,202	(2,202)	-	2,476	2,476

	Balance as of	Usage	Reversals	Additions	Balance as of
	Jan. 1, 2021				Dec. 31, 2021
	KEUR	kEUR	kEUR	kEUR	kEUR

Other provisions	-	-	-	65	65
Personnel provisions	-	-	-	-	-
Financial statements	111	(111)	-	2,137	2,137
Total	111	(111)	-	2,202	2,202

The current provisions as of December 31, 2022 mainly relates to services to prepare consolidated annual financial statements in accordance with IFRS and services provided by the independent auditor (2022: kEUR 2,017; 2021: kEUR 2,137), and a legal case with an employee (2022: kEUR 287; 2021: kEUR -) included in personnel provisions. In February 2022, a former employee filed a claim in court against Sono Motors GmbH. The former employee asserts that the termination of his employment relationship by us was not justified and seeks re-employment. In May 2022, the former employee expanded the claims to recover certain benefits, which he claims to have a value of kEUR 14,200. Sono Group calculated a provision of kEUR 287 relating to the claim for certain benefits and recognized this in 2022. In December 2022, the court decided that the termination was not justified and the person was employed again. The court rejected the claims to recover certain benefits, and as of the balance sheet date it was assessed that an appeal was likely. In February 2023, the employee filed an appeal against this part of the court’s decision. In August 2023, we settled the claim with the former employee for kEUR 70.

7.15	Contingencies

In the first half of 2021, Sono Group informed its designated battery supplier that we would not purchase the battery from this supplier. The supplier has indicated that it believes it is entitled to compensation under its contract with us. In June 2022, the supplier filed an action for declaratory judgment with the Regional Court Stuttgart. Sono Group had assessed this claim would not be successful and the financial impact would be zero. On March 7, 2023, the former supplier declared the matter terminated in a written pleading.

For contingencies after the balance sheet date see note 9.7.1 Termination of the Sion passenger car program.